Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ (60,305)	$ (34,120)	$ (342,570)	$ (45,798)
Amortization of intangible assets	10,679	7,610	40,764
Changes in operating assets and liabilities:
Accounts receivable	(6,943)	(1,039)
Inventory	17,258	131	14,748
Common stock payable		4,540	77,125
Accrued payable and accrued liabilities	7,262	(13,427)	10,769
Net cash used in operating activities	(32,049)	(36,304)	(199,165)	(45,798)
Cash Flows from Investing Activities
Acquisition of a business net of cash acquired		19,981	19,981
Net cash (used in) provided by investing activities		19,981	19,981
Cash Flows From Financing Activities
Proceeds from related party loans, net of repayments	249	43,131	12,821	41,704
Net cash provided by financing activities	249	43,131	209,685	41,704
Effect of exchange rates on cash and cash equivalents	240		1,807
Net (decrease) increase in cash and cash equivalents	(31,560)	26,807	32,308	(4,094)
Cash and cash equivalents, beginning of year	41,808	9,499	9,499	13,593
Cash and cash equivalents, end of year	10,249	36,307	41,808	9,499
Supplemental disclosure of cash flow information
Cash paid for income tax expense
Cash paid for interest expense
Common stock payable			$ 196,864